Aptus Behavioral Momentum ETF
Aptus Behavioral Momentum ETF
Investment Objective
The Aptus Behavioral Momentum ETF (the "Fund") seeks to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aptus Behavioral Momentum ETF Aptus Behavioral Momentum ETF
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.79%
[1]	Based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Aptus Behavioral Momentum ETF | Aptus Behavioral Momentum ETF | USD ($)	81	252

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategy
The Fund uses a "passive management" (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Aptus Capital Advisors, LLC, the Fund's investment adviser ("Aptus" or the "Adviser") and index provider.

Aptus Behavioral Momentum Index

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs 100% of its exposure to either (i) the common stock of approximately 25 U.S.-listed companies based on momentum and investor behavior (described further below) ("Equity Exposure") or (ii) shares of one or more exchange traded funds ("ETFs") that principally track the performance of 7–10 year U.S. Treasury notes ("Treasury Exposure").

For its Equity Exposure, the Index ranks U.S. mid- and large-capitalization companies based on momentum and investor behavior. Momentum is measured based on the 26-week total return performance of each company's common stock, and investor behavior is measured by looking at the price of a company's common stock relative to its peak (i.e., highest) price over the last year. The top 25 companies based on a 50/50 combination of the above factors are included in the Index for its Equity Exposure, subject to a maximum 30% sector weighting limit at each reconstitution date. In instances where the 30% sector weighting limit would be exceeded, the lowest ranking member of that sector in the Index is removed from the Index and replaced with the highest ranked company not already included in the Index and from another sector until the Index no longer has any sector weighted more than 30%.

The Index is reconstituted every four weeks based on data as of the third business day prior to the reconstitution date. The Index will maintain its Equity Exposure until the data for a reconstitution date shows a 10% drawdown (i.e., decline in value from a recent peak value) in a broad-based U.S. equity market index (or an ETF that tracks such index), which triggers the Index to switch to its Treasury Exposure on such reconstitution date. Once in Treasury Exposure mode, the Index will return to its Equity Exposure on a subsequent reconstitution date when the data for such reconstitution date shows the U.S. equity market above its moving average for a recent period.

At the Index's inception and each time it switches from Treasury Exposure to Equity Exposure, the Index constituents are equal-weighted. In connection with each other reconstitution date (i.e., when the Index maintains its Equity Exposure mode for consecutive 4-week periods), Index constituents that are not removed from the Index maintain their current weight. However, Index constituents that are added to the Index receive a 4% weight, and the remaining constituents will have their weights increased or reduced proportionate to their current Index weighting to adjust for the 4% weighting for any new constituents.

Additionally, to reduce turnover, an Index constituent will only be removed from the Index (and a new constituent will only be added to replace it) in connection with a reconstitution if the current constituent's ranking has fallen out of the top 60% of U.S. mid- and large-cap companies ranked by the Index.

The Index was developed by the Adviser in 2015 in anticipation of the commencement of operations of the Fund. Additional information regarding the Index, including its value, is available on the website of the Index calculation agent at www.solactive.com.

The Fund's Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund's total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a "replication" strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a "representative sampling" strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund's sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund's sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 7, 2016, the Index was concentrated in the group of food and beverage industries.

Principal Investment Risks
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Information About the Fund—Principal Investment Risks."

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Behavioral Momentum Investing Risk. The behavioral momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer. Similarly, investor behavior and investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments.

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Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy.

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Consumer Staples Sector Risk. Companies in the consumer staples sector, including those in the food and beverage industries, may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles, marketing campaigns, competition, and government regulations.

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Equity Market Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

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Fixed Income Risk. The value of the Fund's indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

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Government Obligations Risk. The Fund may invest indirectly in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

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Hedging Risk. Because the Index is only rebalanced every four weeks, the Index, and consequently the Fund, may maintain their Equity Exposure during steep or gradual market downturns and during periods when equity securities significantly underperform fixed income securities. Similarly, the Index, and consequently the Fund, may maintain their Treasury Exposure during periods when the equity market significantly outperforms fixed income instruments. There can be no assurance that the Fund's strategy will protect the Fund against losses, and such strategy may cause the Fund to fail to capture upside performance of equity securities.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

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No Operating History. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

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Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

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Passive Investment Risk. The Fund is not actively managed, and the Fund's sub-adviser would not sell shares of an equity security or ETF due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price of the Fund's shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Fund's shares or during periods of market volatility.

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Smaller-Companies Risk. The Fund may invest in the securities of smaller-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of smaller-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Smaller-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

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Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The Fund is new and therefore does not have a performance history  for a full calendar year. In the future, performance information for the Fund will be presented in this section. Performance information is also available on the Fund's website at www.aptusfund.com.